Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Results of discontinued operations [Table Text Block]
Results from discontinued operations were as follows during the three months ended March 31, 2015 and 2014:

	Three Months Ended
	March 31,
	2015	2014
	(Dollars in millions)
Loss from discontinued operations before income taxes	$(8.9)	$(0.1)
Income tax benefit	—	(0.3)
(Loss) income from discontinued operations, net of income taxes	$(8.9)	$0.2

Assets and Liabilities of Discontinued Operations [Table Text Block]
The carrying amounts of assets and liabilities classified as discontinued operations included in the Company's condensed consolidated balance sheets were as follows:

	March 31, 2015	December 31, 2014
	(Dollars in millions)
Assets:
Other current assets	$0.2	$0.3
Investments and other assets	16.1	16.3
Total assets classified as discontinued operations	$16.3	$16.6

Liabilities:
Accounts payable and accrued expenses	$12.1	$12.5
Other noncurrent liabilities	117.1	109.8
Total liabilities classified as discontinued operations	$129.2	$122.3